Contingent Liabilities and Financial Commitments - Performance Guarantees - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Croatia | Increase (Decrease) due to Corrections of Prior Period Errors
Disclosure Of Commitments And Contingencies [Line Items]
Performance guarantees period under acquisition	5 years
Maximum exposure under guarantees	£ 46,000,000	£ 46,000,000
Rovinji
Disclosure Of Commitments And Contingencies [Line Items]
Performance guarantees period under acquisition	4 years
Maximum exposure under guarantees	£ 1,000,000